RESERVES FOR LIFE CONTRACTS AND DEPOSIT TYPE CONTRACTS (Details) $ in Millions	Dec. 31, 2020 USD ($)
Insurance [Abstract]
Insurance in force, gross premiums less than net premiums	$ 508.1
Reserve amount	$ 4.3